Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling Interests
Beginning Balance	$ (2,148,964)	$ (1,724,627)	$ 638,846
Proportionate shares of net loss	(565,301)	(434,873)	(2,334,853)
Foreign currency translation adjustment	1,513	10,536
Total	$ (2,712,752)	$ (2,148,964)	$ (1,724,627)